Schedule III - Real Estate Investments (Rollforward of Carrying Values of Real Estate Investments Held-for-Investment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Investment in real estate:
Balance at beginning of year	$ 337,712		$ 23,159	$ 68,690
Improvements	15,202		7,824	1,203
Business acquisitions	714,706		306,729	39,202
Change in held for sale			37,667	(7,519)
Impairments				(22,637)
Property sales			(37,667)	(55,780)
Balance at end of year	1,067,620	[1]	337,712	23,159
Accumulated depreciation:
Balance at beginning of year	4,247		50	2,983
Depreciation expense	23,351		4,197	1,022
Change in held for sale			2,966	(2,468)
Property sales			(2,966)	(1,487)
Balance at end of year	$ 27,598		$ 4,247	$ 50

[1]	The Company computes depreciation expense using the straight-line method over the shorter of the estimated useful life at acquisition of the capitalized item or 40 years for buildings, five to ten years for building equipment and fixtures, and the lesser of the useful life or the remaining lease term for tenant improvements and leasehold interests.